Impairment of assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment charge	$ 124,148	$ 8,963
Impairment charge against ore in process inventory	9,545	18,819
Impairment charge against income tax receivable	4,630
El Sauzal
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss recognized in profit or loss, property, plant and equipment	3,000	$ 8,963
Ana Paula Property | Exploration and Evaluation
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment charge	74,798
Estimated recoverable amount	35,000
San Francisco Mine and Ana Paula Property
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment charge	114,265
San Francisco Mine
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment charge	39,467
San Francisco Mine | Exploration and Evaluation
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment charge	2,432
San Francisco Mine | Ore in Process Inventory
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment charge against ore in process inventory	9,545
San Francisco Mine | Mineral Properties, Plant and Equipment
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment charge	37,035
Estimated recoverable amount	8,166
Previously capitalized deferred stripping costs	11,633
Florida Canyon Mine
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss recognized in profit or loss, property, plant and equipment	$ 2,253